Acquisitions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
2013 Activity
In September 2013, the Company completed two separate acquisitions of additional leasehold interests in the Permian Basin from unrelated third party sellers for an aggregate purchase price of $165,000, subject to certain adjustments. The first of these acquisitions closed on September 4, 2013, when the Company acquired certain assets located in northwestern Martin County, Texas, consisting of a 100% working interest (80% net revenue interest) in 4,506 gross and net acres. The second of these acquisitions closed on September 26, 2013, when the Company acquired certain assets located primarily in southwestern Dawson County, Texas, consisting of a 71% working interest (55% net revenue interest) in 9,390 gross (6,638 net) acres. These acquisitions were funded with a portion of the net proceeds from the August 2013 equity offering discussed in Note 1—Organization.

On September 19, 2013, the Company completed the acquisition of the mineral interests underlying approximately 15,000 gross (12,500 net) acres in Midland County, Texas in the Permian Basin. The mineral interests entitle the Company to receive an average 19.5% royalty interest on all production from this acreage with no additional future capital or operating expense required. The acquisition was accounted for as an acquisition of assets. The $440,000 purchase price was funded with the net proceeds of the Company’s offering of Senior Notes discussed in Note 7—Debt.

2012 Activity
On October 11, 2012, the Company completed the acquisition of Gulfport’s oil and natural gas interests in the Permian Basin. The acquisition was accounted for according to the acquisition method, which requires the recording of net assets acquired and consideration transferred at fair value.
The acquisition-date fair value of the consideration transferred totaled $220,636, which consisted of the following:

Common Stock (7,914 shares)	$138,496
Promissory note paid in full from IPO proceeds	63,590
Closing adjustment payable	18,550
Total	$220,636

The fair value of the 7,914 common shares issued was determined based on the IPO pricing of $17.50 per common share on October 11, 2012. The closing adjustment payable balance is a result of the working capital adjustment.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date. As shown above, consideration transferred in the transaction was $220,636, resulting in no goodwill or bargain purchase gain.

Proved oil and natural gas properties	$115,760
Unevaluated oil and natural gas properties	111,373
Asset retirement obligations	(562)
Deferred income tax liability	(5,935)
Total fair value of net assets	$220,636

The Company has included in its combined consolidated statements of operations revenues of $7,353 and direct operating expenses of $2,260 for the period from October 11, 2012 to December 31, 2012 due to the acquisition. The disclosure of net earnings is impracticable to calculate due to the full cost method of depletion. The following unaudited summary pro forma combined consolidated statements of operations data of Diamondback for the years ended December 31, 2012 and 2011 have been prepared to give effect to the acquisition as if it had occurred on January 1, 2011. The pro forma data are not necessarily indicative of financial results that would have been attained had the acquisition occurred on January 1, 2011. The pro forma data also necessarily exclude various operation expenses related to the Gulfport properties and such financial statements should not be viewed as indicative of operations in future periods.

	Pro Forma
	(Unaudited)
	Year Ended December 31,
	2012	2011
Pro forma total revenues	$97,455	$72,418
Pro forma income from operations	24,064	23,189
Pro forma net income	(29,764)	7,666	(1)
(1) For 2011, this amount does not include a pro forma income tax provision relating to becoming subject to income taxes as a result of the Merger.

Acquisitions
ACQUISITIONS
2014 Activity
On February 27 and 28, 2014, the Company completed acquisitions of oil and natural gas interests in the Permian Basin from unrelated third party sellers. The Company acquired approximately 6,450 gross (4,785 net) acres with a 74% working interest (56% net revenue interest). The acquisitions were accounted for according to the acquisition method, which requires the recording of net assets acquired and consideration transferred at fair value. These acquisitions were funded in part by the net proceeds of the February 2014 equity offering discussed in Note 1 above.
The following represents the estimated fair values of the assets and liabilities assumed on the acquisition dates. The aggregate consideration transferred was $292,159,000 in cash, subject to post-closing adjustments, resulting in no goodwill or bargain purchase gain.

(in thousands)
Proved oil and natural gas properties	$170,174
Unevaluated oil and natural gas properties	123,243
Asset retirement obligations	(1,258)
Total fair value of net assets	$292,159

The Company has included in its consolidated statements of operations revenues of $4,898,000 and direct operating expenses of $1,074,000 for the period from February 28, 2014 to March 31, 2014 due to the acquisitions. The disclosure of net earnings is impracticable to calculate due to the full cost method of depletion. The following unaudited summary pro forma combined consolidated statement of operations data of Diamondback for the three months ended March 31, 2014 and 2013 has been prepared to give effect to the acquisitions as if they had occurred on January 1, 2013. The pro forma data are not necessarily indicative of financial results that would have been attained had the acquisitions occurred on January 1, 2013. The pro forma data also necessarily exclude various operation expenses related to the properties and the financial statements should not be viewed as indicative of operations in future periods.

	Three Months Ended March 31,
	2014	2013
	(Pro Forma)	(Pro Forma)

	(in thousands, except per share amounts)
Revenues	$107,979	$44,391
Income from operations	52,193	14,656
Net income	26,209	9,175
Basic earnings per common share	$0.54	$0.25
Diluted earnings per common share	$0.54	$0.25

2013 Activity
In September 2013, the Company completed two separate acquisitions of additional leasehold interests in the Permian Basin from unrelated third party sellers for an aggregate purchase price of $165.0 million, subject to certain adjustments. The first of these acquisitions closed on September 4, 2013 when the Company acquired certain assets located in northwestern Martin County, Texas, consisting of a 100% working interest (80% net revenue interest) in 4,506 gross and net acres. The second of these acquisitions closed on September 26, 2013, when the Company acquired certain assets located primarily in southwestern Dawson County, Texas, consisting of a 71% working interest (55% net revenue interest) in 9,390 gross (6,638 net) acres. These acquisitions were funded with a portion of the net proceeds from the August 2013 equity offering discussed in Note 1 above.

On September 19, 2013, the Company completed the acquisition of the mineral interests underlying approximately 14,804 gross (12,687 net) acres in Midland County, Texas in the Permian Basin. The mineral interests entitle the Company to receive an average 21.4% royalty interest on all production from this acreage with no additional future capital or operating expense required. The $440.0 million purchase price was funded with the net proceeds of the Company’s offering of Senior Notes discussed in Note 6 below.

ACQUISITIONS
2014 Activity
On February 27 and 28, 2014, the Company completed acquisitions of oil and natural gas interests in the Permian Basin from unrelated third party sellers. The Company acquired approximately 6,450 gross (4,785 net) acres with a 74% working interest (56% net revenue interest). The acquisitions were accounted for according to the acquisition method, which requires the recording of net assets acquired and consideration transferred at fair value. These acquisitions were funded in part by the net proceeds of the February 2014 equity offering discussed in Note 8 below.
The following represents the estimated fair values of the assets and liabilities assumed on the acquisition dates. The aggregate consideration transferred was $292,159,000 in cash, subject to post-closing adjustments, resulting in no goodwill or bargain purchase gain.

(in thousands)
Proved oil and natural gas properties	$170,174
Unevaluated oil and natural gas properties	123,243
Asset retirement obligations	(1,258)
Total fair value of net assets	$292,159

The Company has included in its consolidated statements of operations revenues of $19,183,000 and direct operating expenses of $4,601,000 for the period from February 28, 2014 to June 30, 2014 due to the acquisitions. The disclosure of net earnings is impracticable to calculate due to the full cost method of depletion. The following unaudited summary pro forma combined consolidated statement of operations data of Diamondback for the three months and six months ended June 30, 2014 and 2013 have been prepared to give effect to the February 2014 acquisitions as if they had occurred on January 1, 2013. The pro forma data are not necessarily indicative of financial results that would have been attained had the acquisitions occurred on January 1, 2013. The pro forma data also necessarily exclude various operation expenses related to the properties and the financial statements should not be viewed as indicative of operations in future periods.

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013

	(Pro Forma)
	(in thousands, except per share amounts)
Revenues	$127,004	$62,209	$234,983	$106,600
Income from operations	63,192	26,872	115,385	41,527
Net income	27,823	19,337	54,033	28,511
Basic earnings per common share	$0.55	$0.49	$1.09	$0.75
Diluted earnings per common share	$0.54	$0.49	$1.08	$0.74

2013 Activity
In September 2013, the Company completed two separate acquisitions of additional leasehold interests in the Permian Basin from unrelated third party sellers for an aggregate purchase price of $165.0 million, subject to certain adjustments. The first of these acquisitions closed on September 4, 2013 when the Company acquired certain assets located in northwestern Martin County, Texas, consisting of a 100% working interest (80% net revenue interest) in 4,506 gross and net acres. The second of these acquisitions closed on September 26, 2013, when the Company acquired certain assets located primarily in southwestern Dawson County, Texas, consisting of a 71% working interest (55% net revenue interest) in 9,390 gross (6,638 net) acres. These acquisitions were funded with a portion of the net proceeds from the August 2013 equity offering discussed in Note 8 below.

On September 19, 2013, the Company completed the acquisition of the mineral interests underlying approximately 14,804 gross (12,687 net) acres in Midland County, Texas in the Permian Basin. As part of the closing of the acquisition, the mineral interests were conveyed from the previous owners to Viper Energy Partners LLC and, subsequently, were contributed to the Partnership on June 17, 2014. See Note 4—Viper Energy Partners LP for additional information regarding the Partnership. The mineral interests entitle the holder of such interests to receive an average 21.4% royalty interest on all production from this acreage with no additional future capital or operating expense required. The $440.0 million purchase price was funded with the net proceeds of the Company’s offering of Senior Notes discussed in Note 7 below.